Stockholders' Equity (Details) - Schedule of changes in net income attributable to noncontrolling interest - USD ($) $ in Thousands	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Schedule of changes in net income attributable to noncontrolling interest [Abstract]
Net income attributable to noncontrolling interest in Ittella Italy											$ 1,192	$ 351
Net income attributable to noncontrolling interest in Ittella International											283	731
Increase in noncontrolling interest due to foreign currency translation											84	7
Change in net comprehensive income attributable to noncontrolling interest	$ (103)	$ 384	$ 1,011	$ 348	$ 4	$ 181	$ 1,395	$ 185	$ 1,292	$ 533	$ 1,559	$ 1,089